ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Jan. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS [Text Block]

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Nature of Operations

Argentex Mining Corporation (“Argentex” or the “Company”) was originally incorporated in the State of Nevada on December 21, 2001 under the name Delbrook Corporation. On March 15, 2004, the Company changed its name to Argentex Mining Corporation. The Company effected this name change by merging with its wholly owned subsidiary, Argentex Mining Corporation, a Nevada corporation that was formed specifically for this purpose. On November 5, 2007, the Company moved its jurisdiction of domicile from the State of Nevada (Argentex Nevada) to the State of Delaware. This re-domicile was effected by merging with the Company’s wholly owned subsidiary Argentex Mining Corporation, a Delaware corporation that was formed specifically for this purpose. The Company’s Delaware subsidiary was the surviving entity in the merger. On June 3, 2011, the Company moved its jurisdiction of domicile back to the State of Nevada. This re-domicile was effected by merging with the Company’s wholly owned subsidiary Argentex Mining Corporation, a Nevada corporation that was formed specifically for this purpose. The Company’s Nevada subsidiary was the surviving entity in the merger. On June 8, 2011, the Company moved its jurisdiction of domicile from the State of Nevada to the Province of British Columbia, Canada. This re-domicile was effected by a process known as a ‘conversion’ in the State of Nevada and a ‘continuation’ in the Province of British Columbia.

Prior to the re-domicile there was a par value of $0.01 per share on the Company's common stock. In the Company's new jurisdiction, there is no par value on the Company's common stock and management has reclassified $25,131,164 on the issuance of common stock that was originally credited to additional paid in capital to common stock.

The Company has one wholly-owned subsidiary, SCRN Properties Ltd. (“SCRN”). SCRN Properties was originally formed as a Delaware corporation on February 13, 2004 and on June 3, 2011, it moved its jurisdiction of domicile from the State of Delaware to the State of Nevada; and on June 8, 2011, it moved its jurisdiction of domicle from the State of Nevada to the Province of British Columbia, Canada. SCRN was formed for the purpose of acquiring and exploring natural resource properties in Argentina.

Exploration Stage

The Company is primarily involved in acquiring and exploring mineral properties in Argentina. The Company is in the exploration stage of its mineral property development and to date has not yet established any proven mineral reserves on its existing properties. The Company has not produced any significant revenues from its principal business or commenced significant operations and it is considered an exploration stage company as defined by Securities and Exchange Commission (“SEC”) Guide 7 with reference to Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) topic 915.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of consolidated financial statements involves the use of estimates which have been made using careful judgment.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the GAAP framework.